SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Non-cash activities:
Investor contributions held in escrow which converted to common stock	$ 1,686	$ 627
Property and intangibles received on foreclosure of loans held for investment	17,846	11,538
Stock distributions issued	7,662	2,107
Cash distributions on common stock declared but not yet paid	1,671	0
Deferred financing costs and escrow deposits funded directly by mortgage note and revolving credit facility	875	0
Cash paid during the period for:
Interest	$ 328	$ 3